UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

WESTERN ASSET

TOTAL RETURN ETF

WBND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Total Return ETF for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

II	Western Asset Total Return ETF

Performance review

For the six months ended June 30, 2021, Western Asset Total Return ETF generated a -1.50% return on a net asset value (“NAV”)i basis and -1.28% based on its market priceii per share.

The performance table shows the Fund’s total return for the six months ended June 30, 2021 based on its NAV and market price. The Fund’s broad-based market index, the Bloomberg Barclays U.S. Aggregate Indexiii, returned -1.60% over the same time frame. The Lipper Core Plus Bond Funds Category Averageiv returned -0.86% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of June 30, 2021 (unaudited)
	6 months
Western Asset Total Return ETF:
$27.18 (NAV)	-1.50	%*†
$27.28 (Market Price)	-1.28	%*‡
Bloomberg Barclays U.S. Aggregate Index	-1.60%
Lipper Core Plus Bond Funds Category Average	-0.86%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns are typically based upon the official closing price of the Fund’s shares. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratio for the Fund was 0.51%.

The management agreement between Legg Mason ETF Investment Trust (the “Trust”) on behalf of the Fund and Legg Mason Partners Fund Advisor, LLC (the “manager” or “LMPFA”) (the “Management Agreement”) provides that LMPFA will pay all operating expenses of the Fund, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the Management Agreement. LMPFA will also pay all subadvisory fees of the Fund. The manager has agreed to waive and/or reimburse management fees so that the ratio of total annual fund operating expenses will not exceed 0.45% (subject to the same exclusions as the Management Agreement). Total annual fund operating expenses after waiving and/or reimbursing management fees exceed the expense cap as a result of acquired

Western Asset Total Return ETF	III

Performance review (cont’d)

fund fees and expenses. This arrangement cannot be terminated prior to May 1, 2022 without the Board of Trustees’ consent.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price, which typically is based upon the official closing price of the Fund’s shares.

Looking for additional information?

The Fund’s daily NAV is available online at www.leggmason.com/etf. The Fund is traded under the symbol “WBND” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls. High-yield securities include greater price volatility, illiquidity, and possibility of default. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Potential active and frequent trading may result in higher transaction costs and increased investor liability. Asset-backed, mortgage-backed, or mortgage-related securities are subject to prepayment and extension risks. Active management and diversification do not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

IV	Western Asset Total Return ETF

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

ii	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The market price may differ from the Fund’s NAV.

iii

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iv

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 315 funds in the Fund’s Lipper category.

Western Asset Total Return ETF	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The composition of the Fund’s investments is subject to change at any time.

*	Represents less than 0.1%

Western Asset Total Return ETF 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-1.50%	$1,000.00	$985.00	0.45%	$2.21	5.00%	$1,000.00	$1,022.56	0.45%	$2.26

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Western Asset Total Return ETF 2021 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 33.5%
Communication Services — 4.8%
Diversified Telecommunication Services — 1.3%
AT&T Inc., Senior Notes	2.300%	6/1/27	90,000	$93,087
AT&T Inc., Senior Notes	1.650%	2/1/28	90,000	89,330
AT&T Inc., Senior Notes	2.250%	2/1/32	50,000	49,073
AT&T Inc., Senior Notes	3.100%	2/1/43	130,000	127,381
AT&T Inc., Senior Notes	4.350%	6/15/45	19,000	21,799
AT&T Inc., Senior Notes	3.550%	9/15/55	57,000	57,191	(a)
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	50,000	54,318
Verizon Communications Inc., Senior Notes	0.850%	11/20/25	20,000	19,781
Verizon Communications Inc., Senior Notes	1.450%	3/20/26	30,000	30,255
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	10,000	10,761
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	40,000	40,837
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	40,000	43,191
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	57,500
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	140,000	143,097
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	340,000	406,289
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	30,000	39,353
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	150,000	144,348
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	265,000	251,728
Total Diversified Telecommunication Services				1,679,319
Interactive Media & Services — 0.4%
Alphabet Inc., Senior Notes	0.450%	8/15/25	20,000	19,804
Alphabet Inc., Senior Notes	0.800%	8/15/27	30,000	29,157
Alphabet Inc., Senior Notes	1.100%	8/15/30	30,000	28,446
Tencent Holdings Ltd., Senior Notes	3.680%	4/22/41	400,000	428,125	(a)
Total Interactive Media & Services				505,532
Media — 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	250,000	262,225	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	10,412	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	98,000	99,838	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	450,000	466,312
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000	305,886

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	$118,119
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	50,000	51,116
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	100,000	122,878
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	60,000	76,364
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	20,000	22,971
Comcast Corp., Senior Notes	3.150%	3/1/26	20,000	21,759
Comcast Corp., Senior Notes	3.300%	4/1/27	50,000	55,106
Comcast Corp., Senior Notes	4.150%	10/15/28	45,000	52,090
Comcast Corp., Senior Notes	4.250%	10/15/30	190,000	223,466
DISH DBS Corp., Senior Notes	5.875%	11/15/24	510,000	547,612
DISH DBS Corp., Senior Notes	5.125%	6/1/29	50,000	49,372	(a)
Total Media				2,485,526
Wireless Telecommunication Services — 1.1%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	200,000	211,590	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	200,000	201,228	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	320,000	486,400
Sprint Corp., Senior Notes	7.875%	9/15/23	20,000	22,722
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	10,000	10,075
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	40,000	39,500
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	30,000	29,775
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	40,000	41,382
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	40,000	41,382	(a)
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	210,000	227,607
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	10,000	11,050
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	40,000	40,448
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	80,000	93,062
Total Wireless Telecommunication Services				1,456,221
Total Communication Services				6,126,598

See Notes to Financial Statements.

4	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Discretionary — 2.6%
Automobiles — 1.1%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	200,000	$201,020
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	500,000	518,475
General Motors Co., Senior Notes	5.400%	10/2/23	20,000	22,027
General Motors Co., Senior Notes	6.125%	10/1/25	130,000	153,894
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	13,613
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	200,000	213,565	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	240,000	263,816	(a)
Total Automobiles				1,386,410
Hotels, Restaurants & Leisure — 0.8%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	160,000	166,625
McDonald’s Corp., Senior Notes	3.700%	1/30/26	10,000	11,112
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	11,039
McDonald’s Corp., Senior Notes	3.800%	4/1/28	50,000	56,573
McDonald’s Corp., Senior Notes	4.450%	9/1/48	230,000	286,205
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	250,000	261,875	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	200,000	223,466
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	40,000	40,440	(a)
Total Hotels, Restaurants & Leisure				1,057,335
Household Durables — 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	40,000	43,750
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	10,000	12,887
Total Household Durables				56,637
Internet & Direct Marketing Retail — 0.5%
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,000	9,775
Amazon.com Inc., Senior Notes	2.100%	5/12/31	20,000	20,336
Amazon.com Inc., Senior Notes	3.875%	8/22/37	50,000	59,623
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	109,786
Prosus NV, Senior Notes	3.832%	2/8/51	400,000	372,233	(a)
Total Internet & Direct Marketing Retail				571,753
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.700%	4/15/30	30,000	32,076
Home Depot Inc., Senior Notes	3.350%	4/15/50	90,000	99,499
Target Corp., Senior Notes	2.250%	4/15/25	50,000	52,525
Total Specialty Retail				184,100
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.750%	3/27/27	50,000	53,890
Total Consumer Discretionary				3,310,125

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 2.0%
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	90,000	$99,377
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	40,000	45,544
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	11,913
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	20,000	22,248
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	30,000	35,907
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	80,000	97,359
Coca-Cola Co., Senior Notes	3.375%	3/25/27	30,000	33,416
Coca-Cola Co., Senior Notes	1.450%	6/1/27	50,000	50,488
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	50,000	51,131
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,509
PepsiCo Inc., Senior Notes	2.625%	3/19/27	60,000	64,430
PepsiCo Inc., Senior Notes	1.625%	5/1/30	40,000	39,321
Total Beverages				561,643
Food & Staples Retailing — 0.1%
Walmart Inc., Senior Notes	3.400%	6/26/23	20,000	21,188
Walmart Inc., Senior Notes	3.550%	6/26/25	10,000	11,024
Walmart Inc., Senior Notes	3.050%	7/8/26	10,000	10,949
Walmart Inc., Senior Notes	3.700%	6/26/28	70,000	79,684
Total Food & Staples Retailing				122,845
Food Products — 0.7%
Hershey Co., Senior Notes	0.900%	6/1/25	10,000	10,030
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	10,000	11,360
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	20,000	24,422
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	260,000	322,775
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	50,000	56,660
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	30,000	36,418
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	190,000	246,573
Mars Inc., Senior Notes	2.700%	4/1/25	20,000	21,236	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	70,000	76,604	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	10,000	10,943	(b)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	90,000	91,588
Total Food Products				908,609

See Notes to Financial Statements.

6	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Household Products — 0.0%††
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	10,000	$10,839
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	30,000	33,100
Total Household Products				43,939
Tobacco — 0.7%
Altria Group Inc., Senior Notes	2.350%	5/6/25	10,000	10,455
Altria Group Inc., Senior Notes	5.375%	1/31/44	10,000	11,876
Altria Group Inc., Senior Notes	3.875%	9/16/46	30,000	29,791
Altria Group Inc., Senior Notes	5.950%	2/14/49	230,000	294,107
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,000	5,173
BAT Capital Corp., Senior Notes	3.557%	8/15/27	70,000	74,960
BAT Capital Corp., Senior Notes	3.734%	9/25/40	80,000	78,169
BAT Capital Corp., Senior Notes	4.540%	8/15/47	100,000	106,342
Cargill Inc., Senior Notes	1.375%	7/23/23	40,000	40,741	(a)
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	143,747
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	30,000	30,394
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	30,000	29,852
Total Tobacco				855,607
Total Consumer Staples				2,492,643
Energy — 5.3%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	2,000	2,211
Oil, Gas & Consumable Fuels — 5.3%
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	10,000	10,787
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	20,000	21,881
BP Capital Markets America Inc., Senior Notes	3.937%	9/21/28	100,000	113,993
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	80,000	89,683
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	20,000	21,878
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	100,000	106,567	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	30,000	31,650	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	50,000	51,235
Chevron Corp., Senior Notes	1.995%	5/11/27	10,000	10,317
Chevron Corp., Senior Notes	2.236%	5/11/30	60,000	61,829
Chevron USA Inc., Senior Notes	6.000%	3/1/41	30,000	43,887

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	110,000	$121,246
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	140,000	159,083
ConocoPhillips, Senior Notes	3.750%	10/1/27	20,000	22,473	(a)
ConocoPhillips, Senior Notes	4.300%	8/15/28	120,000	139,305	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	90,000	105,636
Devon Energy Corp., Senior Notes	5.000%	6/15/45	330,000	387,652
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	70,000	73,934
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	32,157
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	10,000	10,705
Ecopetrol SA, Senior Notes	5.875%	5/28/45	190,000	203,585
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	40,000	40,260	(c)(d)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	73,674
Energy Transfer LP, Senior Notes	4.950%	6/15/28	10,000	11,554
Energy Transfer LP, Senior Notes	5.250%	4/15/29	10,000	11,812
Energy Transfer LP, Senior Notes	3.750%	5/15/30	100,000	108,629
Energy Transfer LP, Senior Notes	6.250%	4/15/49	60,000	78,735
Energy Transfer LP, Senior Notes	5.000%	5/15/50	80,000	92,465
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	70,000	80,456
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	80,000	84,513
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	200,000	214,484
EOG Resources Inc., Senior Notes	4.375%	4/15/30	100,000	118,381
EOG Resources Inc., Senior Notes	3.900%	4/1/35	70,000	80,813
EOG Resources Inc., Senior Notes	4.950%	4/15/50	10,000	13,307
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	130,000	141,37	5 (a)
EQT Corp., Senior Notes	3.000%	10/1/22	60,000	61,275
EQT Corp., Senior Notes	3.900%	10/1/27	285,000	305,306
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	50,000	53,629
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	40,000	44,916
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	140,000	152,371
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	110,000	125,559
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	20,000	25,892
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	24,286
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	50,000	62,897
MPLX LP, Senior Notes	4.875%	6/1/25	90,000	101,595
MPLX LP, Senior Notes	4.800%	2/15/29	60,000	70,407

See Notes to Financial Statements.

8	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	4.500%	4/15/38	100,000	$114,746
MPLX LP, Senior Notes	5.500%	2/15/49	10,000	12,943
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	150,000	153,375
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	80,000	80,288
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	110,000	130,757
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	60,000	56,100
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	100,000	96,000
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	10,525	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	610,000	696,254
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	10,000	9,902
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	58,792
Qatar Petroleum, Senior Notes	3.300%	7/12/51	200,000	200,000	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	70,000	72,450
Shell International Finance BV, Senior Notes	4.375%	5/11/45	50,000	61,311
Shell International Finance BV, Senior Notes	4.000%	5/10/46	30,000	35,080
Shell International Finance BV, Senior Notes	3.250%	4/6/50	20,000	21,270
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	22,533
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	40,000	43,300	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	140,000	177,786
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	100,000	108,194
Western Midstream Operating LP, Senior Notes	4.350%	2/1/25	40,000	42,264
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	10,000	10,675
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	120,000	134,401
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	80,000	87,071

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	120,000	$138,940
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 2.100%)	2.288%	1/13/23	10,000	9,950	(d)
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	111,127
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	40,000	61,464
Total Oil, Gas & Consumable Fuels				6,755,572
Total Energy				6,757,783
Financials — 9.9%
Banks — 7.0%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	270,000	218,194	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	211,642
Bank of America Corp., Senior Notes	5.000%	1/21/44	100,000	132,962
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	690,000	709,868	(d)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	50,000	51,817	(d)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	200,000	225,449	(d)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	70,000	86,124	(d)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	200,000	219,247
Bank of Montreal, Senior Notes	1.850%	5/1/25	90,000	92,835
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	50,000	50,490
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	202,294
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	206,121	(a)(d)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	200,000	240,624	(a)(d)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	50,000	50,445
Citigroup Inc., Senior Notes	8.125%	7/15/39	240,000	414,605
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	50,000	51,057	(d)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	130,000	139,125	(d)

See Notes to Financial Statements.

10	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	60,000	$67,959	(d)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	60,000	70,060	(d)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	150,000	167,523
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	150,000	174,718
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	251,030	(a)(d)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	254,885	(a)(d)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	400,000	401,957	(a)(d)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	10,000	10,711
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	205,533	(d)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	205,197	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	208,202	(a)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	90,000	93,064	(d)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	100,000	102,634	(d)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then SOFR + 1.510%)	2.739%	10/15/30	200,000	209,321	(d)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	90,000	97,139	(d)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	100,000	116,936	(d)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	110,000	145,599
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	200,000	216,728
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	200,000	229,689
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	80,000	81,733
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	50,000	50,267
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	202,951	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	100,000	100,691
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	40,000	40,288
US Bancorp, Senior Notes	1.450%	5/12/25	100,000	102,245

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	20,000	$21,509
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	100,000	107,841
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	57,584
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	100,000	102,139	(d)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	90,000	93,437	(d)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then SOFR + 1.432%)	2.879%	10/30/30	310,000	328,280	(d)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	100,000	110,169	(d)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	450,000	616,428	(d)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	270,000	341,669
Total Banks				8,889,015
Capital Markets — 1.7%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	30,000	30,806
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	267,673
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	250,000	255,978	(a)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	10,000	10,433
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	80,000	86,533
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	190,000	206,130
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	50,000	54,370
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	90,000	102,645	(d)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	310,000	414,513
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	130,000	134,979	(d)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	50,000	52,340	(d)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	110,000	122,788	(d)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	50,000	58,544	(d)

See Notes to Financial Statements.

12	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
UBS AG, Senior Notes	1.750%	4/21/22	200,000	$202,240	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	200,000	220,250	(a)(c)(d)
Total Capital Markets				2,220,222
Consumer Finance — 0.1%
American Express Co., Senior Notes	3.700%	11/5/21	90,000	90,821
Diversified Financial Services — 0.9%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	360,000	361,300	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	200,000	239,696
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	150,000	158,734
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	250,000	254,957	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	90,000	98,937	(a)
Total Diversified Financial Services				1,113,624
Insurance — 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	30,000	31,658
American International Group Inc., Senior Notes	3.750%	7/10/25	50,000	55,098
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	86,955
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	20,064	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	40,000	40,036	(a)
Total Insurance				233,811
Total Financials				12,547,493
Health Care — 2.9%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	3.750%	11/14/23	10,000	10,726
AbbVie Inc., Senior Notes	2.600%	11/21/24	300,000	316,334
AbbVie Inc., Senior Notes	3.200%	11/21/29	330,000	358,395
AbbVie Inc., Senior Notes	4.750%	3/15/45	60,000	75,225
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	80,000	88,194
Total Biotechnology				848,874

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	130,000	$146,813
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	80,000	85,711
Total Health Care Equipment & Supplies				232,524
Health Care Providers & Services — 0.9%
Anthem Inc., Senior Notes	3.650%	12/1/27	40,000	44,768
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,450	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	60,000	65,986
Centene Corp., Senior Notes	3.375%	2/15/30	20,000	20,906
Cigna Corp., Senior Notes	3.750%	7/15/23	4,000	4,260
Cigna Corp., Senior Notes	4.125%	11/15/25	30,000	33,619
Cigna Corp., Senior Notes	4.800%	8/15/38	160,000	199,269
CVS Health Corp., Senior Notes	3.625%	4/1/27	10,000	11,082
CVS Health Corp., Senior Notes	2.700%	8/21/40	100,000	96,932
CVS Health Corp., Senior Notes	5.050%	3/25/48	110,000	142,876
HCA Inc., Senior Notes	5.625%	9/1/28	40,000	47,400
HCA Inc., Senior Notes	3.500%	9/1/30	60,000	63,922
Humana Inc., Senior Notes	4.500%	4/1/25	10,000	11,197
Humana Inc., Senior Notes	3.950%	3/15/27	20,000	22,425
Humana Inc., Senior Notes	3.125%	8/15/29	90,000	96,877
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	10,000	10,092
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	20,000	23,001
UnitedHealth Group Inc., Senior Notes	2.875%	8/15/29	50,000	53,935
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	140,000	141,042
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	30,000	42,438
Total Health Care Providers & Services				1,142,477
Pharmaceuticals — 1.1%
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	20,000	20,428
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	20,000	21,954
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	140,000	156,896
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	40,000	50,473
Johnson & Johnson, Senior Notes	0.550%	9/1/25	40,000	39,623
Johnson & Johnson, Senior Notes	0.950%	9/1/27	80,000	78,504
Johnson & Johnson, Senior Notes	3.625%	3/3/37	30,000	35,003
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	100,000	99,426
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	30,000	29,195
Pfizer Inc., Senior Notes	0.800%	5/28/25	60,000	60,176
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	280,000	281,400

See Notes to Financial Statements.

14	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	100,000	$99,960
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	90,000	89,684
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	340,000	323,425
Total Pharmaceuticals				1,386,147
Total Health Care				3,610,022
Industrials — 2.9%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	1.433%	2/4/24	220,000	220,582
Boeing Co., Senior Notes	4.875%	5/1/25	90,000	100,842
Boeing Co., Senior Notes	2.196%	2/4/26	140,000	141,338
Boeing Co., Senior Notes	3.200%	3/1/29	110,000	115,445
Boeing Co., Senior Notes	5.150%	5/1/30	90,000	106,574
Boeing Co., Senior Notes	3.250%	2/1/35	130,000	131,446
Boeing Co., Senior Notes	3.550%	3/1/38	10,000	10,270
Boeing Co., Senior Notes	5.705%	5/1/40	70,000	90,152
Boeing Co., Senior Notes	5.805%	5/1/50	70,000	94,264
Boeing Co., Senior Notes	5.930%	5/1/60	20,000	27,617
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	50,000	62,624
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	50,000	55,252
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	130,000	141,992
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	170,000	172,756
Total Aerospace & Defense				1,471,154
Airlines — 1.2%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	20,000	20,281
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	31,137
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	60,000	61,045
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	490,000	574,934
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	370,000	431,786	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	90,000	96,716	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	70,000	77,823	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	60,000	66,060	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	42,000	47,502	(a)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,000	$10,352	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	140,000	144,900	(a)
Total Airlines				1,562,536
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	20,000	20,734
Carrier Global Corp., Senior Notes	2.700%	2/15/31	25,000	25,741
Total Building Products				46,475
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	50,000	50,892
Republic Services Inc., Senior Notes	2.500%	8/15/24	10,000	10,495
Total Commercial Services & Supplies				61,387
Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	2.750%	11/2/22	50,000	51,619
Industrial Conglomerates — 0.2%
3M Co., Senior Notes	2.375%	8/26/29	10,000	10,497
3M Co., Senior Notes	3.050%	4/15/30	40,000	43,914
General Electric Co., Senior Notes	3.450%	5/1/27	10,000	10,993
General Electric Co., Senior Notes	3.625%	5/1/30	20,000	22,302
General Electric Co., Senior Notes	6.750%	3/15/32	10,000	13,861
General Electric Co., Senior Notes	6.875%	1/10/39	41,000	61,338
Honeywell International Inc., Senior Notes	1.350%	6/1/25	30,000	30,553
Total Industrial Conglomerates				193,458
Machinery — 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	20,000	20,779
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	2.150%	2/5/27	40,000	41,484
Union Pacific Corp., Senior Notes	2.891%	4/6/36	30,000	31,153	(a)
Union Pacific Corp., Senior Notes	3.839%	3/20/60	70,000	79,695
Union Pacific Corp., Senior Notes	3.750%	2/5/70	50,000	55,113
Total Road & Rail				207,445
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	30,000	32,224
Total Industrials				3,647,077
Information Technology — 1.2%
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	100,000	106,574
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	40,000	40,708
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	30,000	30,789

See Notes to Financial Statements.

16	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
IT Services — continued
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	40,000	$41,396
Visa Inc., Senior Notes	2.700%	4/15/40	65,000	67,193
Visa Inc., Senior Notes	4.300%	12/14/45	40,000	51,336
Total IT Services				337,996
Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc., Senior Notes	4.700%	4/15/25	150,000	168,985
Broadcom Inc., Senior Notes	3.150%	11/15/25	70,000	75,025
Intel Corp., Senior Notes	4.750%	3/25/50	60,000	79,705
Micron Technology Inc., Senior Notes	2.497%	4/24/23	50,000	51,681
NVIDIA Corp., Senior Notes	2.850%	4/1/30	20,000	21,649
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	40,000	42,185	(a)
Total Semiconductors & Semiconductor Equipment				439,230
Software — 0.4%
Microsoft Corp., Senior Notes	3.300%	2/6/27	210,000	233,631
Oracle Corp., Senior Notes	1.650%	3/25/26	120,000	121,639
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	135,210
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	52,455
Total Software				542,935
Technology Hardware, Storage & Peripherals — 0.1%
Apple Inc., Senior Notes	1.125%	5/11/25	100,000	101,161
Apple Inc., Senior Notes	2.450%	8/4/26	80,000	85,094
Total Technology Hardware, Storage & Peripherals				186,255
Total Information Technology				1,506,416
Materials — 1.4%
Chemicals — 0.2%
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	200,000	201,250	(a)
Metals & Mining — 1.1%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	221,735	(a)
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	50,000	70,490
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	30,000	40,768
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	460,000	500,250
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	20,000	21,900
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	105,000	128,344
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	150,000	161,707	(a)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	150,000		$166,253	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	30,000		32,994	(a)
Total Metals & Mining					1,344,441
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	150,000		157,312
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	10,000		9,904	(e)
Total Paper & Forest Products					167,216
Total Materials					1,712,907
Utilities — 0.5%
Electric Utilities — 0.5%
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	100,000		111,362
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	290,000		397,158
Pacific Gas and Electric Co., First Mortgage Bonds	1.750%	6/16/22	70,000		69,961
Total Utilities					578,481
Total Corporate Bonds & Notes (Cost — $40,193,393)					42,289,545
Sovereign Bonds — 15.1%
Argentina — 0.0%††
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,443		1,682
Argentine Republic Government International Bond, Senior Notes, Step bond (0.125% to 7/9/21 then 0.500%)	0.125%	7/9/30	145,500		52,120
Total Argentina					53,802
Brazil — 2.2%
Brazil Letras do Tesouro Nacional	0.000%	1/1/24	8,063,000	BRL	1,327,503
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	272,000	BRL	57,172
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	3,833,000	BRL	809,412
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	550,000		555,764
Total Brazil					2,749,851
Colombia — 0.3%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000		350,526
Indonesia — 2.8%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	700,000		793,738
Indonesia Treasury Bond	7.000%	5/15/27	9,787,000,000	IDR	714,856

See Notes to Financial Statements.

18	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Treasury Bond	6.500%	2/15/31	28,500,000,000	IDR	$1,949,400
Indonesia Treasury Bond	7.500%	6/15/35	330,000,000	IDR	23,499
Total Indonesia					3,481,493
Italy — 1.3%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	1,380,000	EUR	1,649,782	(b)
Kenya — 0.2%
Kenya Government International Bond, Senior Notes	6.300%	1/23/34	200,000		199,500	(a)
Kuwait — 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	400,000		445,960	(a)
Mexico — 4.0%
Mexican Bonos, Bonds	8.000%	11/7/47	8,800,000	MXN	465,562
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,290,000	MXN	126,528
Mexican Bonos, Senior Notes	7.750%	11/13/42	67,020,000	MXN	3,455,903
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	870,000		960,219
Total Mexico					5,008,212
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	400,000		407,504
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	540,000		657,260	(a)
Russia — 2.8%
Russian Federal Bond — OFZ	6.000%	10/6/27	9,460,000	RUB	123,345
Russian Federal Bond — OFZ	6.900%	5/23/29	105,522,000	RUB	1,438,825
Russian Federal Bond — OFZ	7.650%	4/10/30	86,870,000	RUB	1,237,367
Russian Federal Bond — OFZ	7.250%	5/10/34	240,000	RUB	3,330
Russian Federal Bond — OFZ	7.700%	3/16/39	53,520,000	RUB	775,117
Total Russia					3,577,984
South Africa — 0.4%
Republic of South Africa Government Bond, Senior Notes	6.250%	3/31/36	9,660,000	ZAR	479,876
Total Sovereign Bonds (Cost — $19,181,738)					19,061,750
Mortgage-Backed Securities — 15.0%
FHLMC — 3.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-5/1/50	313,686		336,331

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/47-7/1/50	1,005,214	$1,061,525
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47-7/1/49	403,140	438,885
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/48	76,912	83,623
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/48-11/1/49	221,579	244,240
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	11/1/50-5/1/51	888,772	899,775
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	12/1/50-1/1/51	193,832	201,810
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	3/1/51	98,542	95,418
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	153,994	164,434
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/47	237,224	254,778
Total FHLMC				3,780,819
FNMA — 8.5%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	9,732	10,842
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-8/1/50	1,040,464	1,106,043
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	49,672	54,695	(d)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-11/1/50	1,678,094	1,769,939
Federal National Mortgage Association (FNMA)	2.000%	7/1/36-7/1/51	1,300,000	1,325,344	(f)
Federal National Mortgage Association (FNMA)	2.500%	8/1/36-8/1/51	600,000	621,271	(f)
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-6/1/51	1,483,259	1,543,878
Federal National Mortgage Association (FNMA)	2.000%	11/1/40-4/1/51	1,042,508	1,054,623
Federal National Mortgage Association (FNMA)	6.000%	7/1/41	45,485	53,965
Federal National Mortgage Association (FNMA)	4.500%	6/1/47-1/1/59	648,672	709,545

See Notes to Financial Statements.

20	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.000%	7/1/47-10/1/48	1,048,867	$1,124,081
Federal National Mortgage Association (FNMA)	5.000%	11/1/48-9/1/49	422,382	467,450
Federal National Mortgage Association (FNMA)	3.500%	7/1/51	700,000	736,818	(f)
Federal National Mortgage Association (FNMA)	3.000%	8/1/51	100,000	104,170	(f)
Total FNMA				10,682,664
GNMA — 3.5%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	63,634	67,046
Government National Mortgage Association (GNMA) II	3.500%	2/20/46-1/20/50	721,751	763,091
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-9/20/50	992,825	1,053,193
Government National Mortgage Association (GNMA) II	4.500%	4/20/48-4/20/50	831,202	888,378
Government National Mortgage Association (GNMA) II	5.000%	10/20/48-1/20/49	165,570	178,684
Government National Mortgage Association (GNMA) II	4.000%	3/20/49-4/20/50	660,493	701,577
Government National Mortgage Association (GNMA) II	2.000%	12/20/50	390,505	398,193
Government National Mortgage Association (GNMA) II	2.500%	7/1/51	400,000	413,937	(f)
Total GNMA				4,464,099
Total Mortgage-Backed Securities (Cost — $18,956,600)				18,927,582
Collateralized Mortgage Obligations (g) — 11.3%
Alternative Loan Trust, 2005-81 A1 (1 mo. USD LIBOR + 0.560%)	0.652%	2/25/37	171,713	150,621	(d)
BAMLL Commercial Mortgage Securities Trust, 2020-JGDN A (1 mo. USD LIBOR + 2.750%)	2.823%	11/15/30	250,000	253,448	(a)(d)
BWAY Mortgage Trust, 2015-1740 E	4.806%	1/10/35	500,000	474,897	(a)(d)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.123%	11/15/35	133,000	133,042	(a)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	2.973%	4/15/34	300,000	296,990	(a)(d)
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	0.973%	11/15/37	501,325	503,915	(a)(d)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.458%	6/15/50	500,000	$520,058	(d)
CSAIL Commercial Mortgage Trust, 2021- C20 A3	2.805%	3/15/54	240,000	253,836
CSMC Trust, 2019-RPL9 A1	2.980%	10/27/59	226,849	228,648	(a)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	260,000	275,828	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 A1	2.190%	7/25/29	486,124	514,264
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.948%	10/25/29	2,891,910	180,157	(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	87,338	12,085
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	94,899	14,415
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	96,393	12,508
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	550,000	571,426	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	640,000	674,653	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 M2 (1 mo. USD LIBOR + 3.250%)	3.342%	7/25/29	235,454	243,923	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA3 M2 (1 mo. USD LIBOR + 2.500%)	2.592%	3/25/30	980,000	1,001,818	(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2020-DNA3 M2 (1 mo. USD LIBOR + 3.000%)	3.092%	6/25/50	187,565	188,682	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	4.492%	1/25/24	65,263	67,480	(d)
Federal National Mortgage Association (FNMA) — CAS, 2014-C02 1M2 (1 mo. USD LIBOR + 2.600%)	2.692%	5/25/24	134,545	135,325	(d)

See Notes to Financial Statements.

22	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.092%	7/25/25	34,647	$35,629	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2016-C03 1M2 (1 mo. USD LIBOR + 5.300%)	5.392%	10/25/28	156,261	163,834	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	2.292%	1/25/30	89,345	90,769	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1M2 (1 mo. USD LIBOR + 2.400%)	2.492%	5/25/30	345,975	350,827	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (1 mo. USD LIBOR + 3.550%)	3.642%	7/25/30	230,000	235,786	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1M2 (1 mo. USD LIBOR + 2.250%)	2.342%	7/25/30	286,543	290,513	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (1 mo. USD LIBOR + 3.750%)	3.842%	10/25/30	320,000	332,759	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.242%	10/25/30	225,323	228,072	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2019-R07 1M2 (1 mo. USD LIBOR + 2.100%)	2.192%	10/25/39	200,169	200,995	(a)(d)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.225%	4/25/28	97,952	108,692	(d)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	10,000	11,675
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	99,931	109,176	(d)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	93,114	14,302
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	278,640	37,914
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	196,614	29,845
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.133%	10/16/48	13,813,957	106,877	(d)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
Government National Mortgage Association (GNMA), 2014-17 AM	3.131%	6/16/48	115,021	$122,798	(d)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	392,547	408,164
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	96,938	13,262
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	195,191	26,533
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	486,868	54,119
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	0.543%	7/20/70	472,251	477,924	(d)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	0.543%	7/20/70	499,280	504,778	(d)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. USD LIBOR + 0.400%)	0.493%	8/20/70	258,934	259,957	(d)
GS Mortgage Securities Corp. II, 2018-SRP5 C (1 mo. USD LIBOR + 3.750%)	3.832%	9/15/31	400,000	128,204	(a)(d)
GS Mortgage Securities Trust, 2017-GS8 C	4.480%	11/10/50	401,000	436,545	(d)
GS Mortgage Securities Trust, 2020-DUNE A (1 mo. USD LIBOR + 1.100%)	1.173%	12/15/36	280,000	281,364	(a)(d)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.612%	11/25/35	196,509	184,914	(d)
IndyMac INDX Mortgage Loan Trust, 2005- AR10 A1 (1 mo. USD LIBOR + 0.520%)	0.612%	6/25/35	212,610	194,446	(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BKWD D (1 mo. USD LIBOR + 1.850%)	1.923%	9/15/29	400,000	398,481	(a)(d)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond	3.250%	11/25/59	220,336	221,616	(a)
MRA Issuance Trust, 2021-EBO1 A1X (1 mo. USD LIBOR + 1.750%)	1.842%	10/8/21	120,000	119,986	(a)(d)
MTRO Commercial Mortgage Trust, 2019- TECH D (1 mo. USD LIBOR + 1.800%)	1.873%	12/15/33	100,000	99,661	(a)(d)
New Residential Mortgage Loan Trust, 2016-3A A1B	3.250%	9/25/56	325,887	344,112	(a)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.150%)	2.230%	11/11/34	243,024	240,884	(a)(d)

See Notes to Financial Statements.

24	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (g) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. USD LIBOR + 0.580%)	0.672%	7/25/45	58,923	$57,964	(d)
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	75,457	(d)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	500,000	575,231
Total Collateralized Mortgage Obligations (Cost — $14,361,384)				14,282,084
U.S. Government & Agency Obligations — 8.4%
U.S. Government Obligations — 8.4%
U.S. Treasury Bonds	1.125%	8/15/40	1,860,000	1,600,181
U.S. Treasury Bonds	2.250%	5/15/41	10,000	10,405
U.S. Treasury Bonds	3.625%	2/15/44	84,000	108,573
U.S. Treasury Bonds	2.000%	2/15/50	1,590,000	1,562,051
U.S. Treasury Bonds	1.250%	5/15/50	3,640,000	2,972,145
U.S. Treasury Bonds	1.375%	8/15/50	2,060,000	1,736,596
U.S. Treasury Bonds	1.625%	11/15/50	300,000	269,438
U.S. Treasury Bonds	1.875%	2/15/51	710,000	677,606
U.S. Treasury Bonds	2.375%	5/15/51	570,000	608,564
U.S. Treasury Notes	0.250%	11/15/23	10,000	9,983
U.S. Treasury Notes	0.375%	4/30/25	90,000	89,033
U.S. Treasury Notes	0.250%	6/30/25	100,000	98,227
U.S. Treasury Notes	1.250%	4/30/28	80,000	80,250
U.S. Treasury Notes	1.250%	6/30/28	460,000	460,719
U.S. Treasury Notes	0.625%	5/15/30	260,000	243,029
U.S. Treasury Notes	1.625%	5/15/31	150,000	152,297
Total U.S. Government & Agency Obligations (Cost — $11,637,598)				10,679,097
Asset-Backed Securities — 7.0%
AGL CLO 6 Ltd., 2020-6A A1 (3 mo. USD LIBOR + 1.950%)	2.138%	7/20/31	250,000	250,892	(a)(d)
Allegany Park CLO Ltd., 2019-1A C (3 mo. USD LIBOR + 2.550%)	2.738%	1/20/33	250,000	250,472	(a)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/7/49	297,750	305,173	(a)
ARES XLV CLO Ltd., 2017-45A E (3 mo. USD LIBOR + 6.100%)	6.284%	10/15/30	250,000	245,045	(a)(d)
Argent Securities Inc. Pass-Through Certificates, 2004-W7 M1 (1 mo. USD LIBOR + 0.825%)	0.917%	5/25/34	56,329	56,087	(d)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Asset Backed Securities Corp. Home Equity Loan Trust, 2001-HE3 A1 (1 mo. USD LIBOR + 0.540%)	0.613%	11/15/31	357,277	$352,718	(d)
ASSURANT CLO Ltd., 2019-5A E (3 mo. USD LIBOR + 7.340%)	7.524%	1/15/33	250,000	249,364	(a)(d)
Avis Budget Rental Car Funding AESOP LLC, 2020-2A B	2.960%	2/20/27	200,000	211,755	(a)
Cedar Funding VIII CLO Ltd., 2017-8A A1 (3 mo. USD LIBOR + 1.250%)	1.440%	10/17/30	250,000	250,210	(a)(d)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	1.242%	11/25/69	182,465	184,272	(a)(d)
FNA VI LLC, 2021-1A A	1.350%	1/10/32	148,124	147,975	(a)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	5.888%	1/20/30	250,000	248,114	(a)(d)
Halsey Point CLO I Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	7.888%	1/20/33	300,000	302,250	(a)(d)
HalseyPoint CLO 3 Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	1.636%	11/30/32	250,000	251,067	(a)(d)
Hertz Vehicle Financing III LP, 2021-2A A	1.680%	12/27/27	310,000	309,586	(a)
Hildene Community Funding CDO Ltd., 2015-1A AR	3.250%	11/1/35	380,000	376,200	(a)
Loanpal Solar Loan Ltd., 2021-2GS A	2.220%	3/20/48	291,077	293,377	(a)
Marathon CLO 14 Ltd., 2019-2A BA (3 mo. USD LIBOR + 3.300%)	3.488%	1/20/33	250,000	250,288	(a)(d)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	1.900%	5/22/27	100,000	100,142	(a)(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC7 M1 (1 mo. USD LIBOR + 0.855%)	0.947%	7/25/34	76,306	74,772	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-NC8 M1 (1 mo. USD LIBOR + 0.915%)	1.007%	9/25/34	193,696	191,374	(d)
NADG NNN Operating LP, 2019-1 A	3.368%	12/28/49	148,875	152,966	(a)
Nelnet Student Loan Trust, 2013-1A A (1 mo. USD LIBOR + 0.600%)	0.692%	6/25/41	62,495	62,265	(a)(d)
Ocean Trails CLO IX, 2020-9A A1 (3 mo. USD LIBOR + 1.870%)	2.054%	10/15/29	250,000	250,921	(a)(d)
OHA Loan Funding Ltd., 2015-1A DR2 (3 mo. USD LIBOR + 4.000%)	4.156%	11/15/32	250,000	251,387	(a)(d)
OZLM XVIII Ltd., 2018-18A D (3 mo. USD LIBOR + 2.850%)	3.034%	4/15/31	250,000	244,862	(a)(d)
RAMP Trust, 2006-NC3 M1 (1 mo. USD LIBOR + 0.340%)	0.602%	3/25/36	270,000	265,939	(d)

See Notes to Financial Statements.

26	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Regatta XI Funding Ltd., 2018-1A D (3 mo. USD LIBOR + 2.850%)	3.040%	7/17/31	250,000	$249,477	(a)(d)
SMB Private Education Loan Trust, 2018-C A2A	3.630%	11/15/35	90,632	95,432	(a)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. USD LIBOR + 0.750%)	0.851%	11/15/35	190,404	189,793	(a)(d)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	1.101%	6/15/37	90,029	90,958	(a)(d)
Sound Point CLO XXII Ltd., 2019-1A D (3 mo. USD LIBOR + 3.900%)	4.088%	1/20/32	250,000	251,702	(a)(d)
Structured Asset Investment Loan Trust, 2005-HE1 M2 (1 mo. USD LIBOR + 0.720%)	0.812%	7/25/35	296,505	294,274	(d)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	96,245	102,445	(a)
Symphony CLO XIX Ltd., 2018-19A E (3 mo. USD LIBOR + 5.200%)	5.384%	4/16/31	250,000	239,927	(a)(d)
TICP CLO II-2 Ltd., 2018-IIA C (3 mo. USD LIBOR + 2.950%)	3.138%	4/20/28	250,000	249,906	(a)(d)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	26,714	28,966
Wellfleet CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.400%)	3.588%	10/20/29	250,000	250,538	(a)(d)
Wellfleet CLO Ltd., 2017-3A C (3 mo. USD LIBOR + 2.750%)	2.940%	1/17/31	250,000	245,302	(a)(d)
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	408,975	424,152	(a)
Total Asset-Backed Securities (Cost — $8,719,692)				8,842,345
Senior Loans — 6.6%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.1%
Zayo Group Holdings Inc., Initial Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	3/9/27	71,621	70,795	(d)(h)(i)
Interactive Media & Services — 0.1%
Rackspace Technology Global Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 2.750%)	3.500%	2/15/28	170,000	169,044	(d)(h)(i)
Media — 0.5%
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.860%	2/1/27	39,499	39,183	(d)(h)(i)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.500%)	2.592%	9/18/26	146,753	146,255	(d)(h)(i)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.573%	1/31/28	150,000	148,641	(d)(h)(i)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Virgin Media Bristol LLC, Term Loan Facility Q (3 mo. USD LIBOR + 3.250%)	3.353%	1/31/29	20,000	$19,953	(d)(h)(i)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.573%	4/30/28	250,000	247,396	(d)(h)(i)
Total Media				601,428
Total Communication Services				841,267
Consumer Discretionary — 1.4%
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1	3.500%	9/23/26	89,354	89,242	(d)(h)(i)
Hotels, Restaurants & Leisure — 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	11/19/26	346,667	341,413	(d)(h)(i)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.854%	1/15/27	79,000	77,914	(d)(h)(i)
Caesars Resort Collection LLC, Term Loan B1 (1 mo. USD LIBOR + 4.500%)	4.604%	7/21/25	248,125	248,745	(d)(h)(i)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.842%	6/22/26	140,000	138,775	(d)(h)(i)
Scientific Games International Inc., Initial Term Loan B5 (1 mo. USD LIBOR + 2.750%)	2.854%	8/14/24	118,599	117,709	(d)(h)(i)
Total Hotels, Restaurants & Leisure				924,556
Specialty Retail — 0.6%
Gannett Holdings LLC, First Lien Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 7.000%)	7.750%	1/29/26	171,246	172,531	(d)(h)(i)(j)
Harbor Freight Tools USA Inc., 2020 Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	10/19/27	248,750	248,580	(d)(h)(i)
PetsMart LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	2/11/28	100,000	100,031	(d)(h)(i)
Whatabrands LLC, 2020 Refinancing Term Loan (1 mo. USD LIBOR + 2.750%)	2.832%	7/31/26	193,564	192,650	(d)(h)(i)
Total Specialty Retail				713,792
Total Consumer Discretionary				1,727,590

See Notes to Financial Statements.

28	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 0.2%
Food & Staples Retailing — 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.354%	1/29/27	49,500	$48,727	(d)(h)(i)
US Foods Inc., Retired Initial Term Loan (3 mo. USD LIBOR + 1.750%)	1.843%	6/27/23	36,751	36,383	(d)(h)(i)
Total Food & Staples Retailing				85,110
Household Products — 0.1%
Energizer Holdings Inc., Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	12/22/27	169,575	169,080	(d)(h)(i)
Total Consumer Staples				254,190
Financials — 1.2%
Capital Markets — 0.1%
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.104%	7/3/24	207,936	205,748	(d)(h)(i)
Diversified Financial Services — 0.8%
Allied Universal Holdco LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% +3.750%)	4.250%	5/12/28	227,474	228,043	(d)(h)(i)
Citadel Securities LP, 2021 Term Loan (1 mo. USD LIBOR + 2.500%)	2.604%	2/2/28	138,253	136,733	(d)(h)(i)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (the greater of 1 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	4/9/27	108,900	109,304	(d)(h)(i)
Nexus Buyer LLC, Initial Term Loan (1 mo. USD LIBOR + 3.750%)	3.841%	11/9/26	198,489	197,951	(d)(h)(i)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.854%	11/16/26	34,631	34,382	(d)(h)(i)
UFC Holdings LLC, Term Loan B3 (the greater of 3 mo. USD LIBOR or 0.750% + 3.000%)	3.750%	4/29/26	284,892	284,357	(d)(h)(i)
Total Diversified Financial Services				990,770
Insurance — 0.1%
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.104%	11/3/23	167,617	166,648	(d)(h)(i)
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.841%	5/15/26	208,936	205,802	(d)(h)(i)(j)
Total Financials				1,568,968

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 1.7%
Health Care Providers & Services — 0.8%
Global Medical Response Inc., 2020 Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 4.750%)	5.750%	10/2/25	89,550	$89,886	(d)(h)(i)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.088%	11/15/27	147,750	146,222	(d)(h)(i)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.854%	11/17/25	229,255	228,681	(d)(h)(i)
Radiology Partners Inc., Replacement Term Loan B	4.323- 4.327%	7/9/25	250,000	249,792	(d)(h)(i)
Sterigenics-Nordion Holdings LLC, Term Loan (the greater of 3 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	12/11/26	110,000	109,519	(d)(h)(i)
WP CityMD Bidco LLC, Refinancing Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	8/13/26	228,847	229,215	(d)(h)(i)
Total Health Care Providers & Services				1,053,315
Health Care Technology — 0.2%
AthenaHealth Inc., Term Loan B1 (3 mo. USD LIBOR + 4.250%)	4.410%	2/11/26	217,936	218,686	(d)(h)(i)
Life Sciences Tools & Services — 0.3%
Parexel International Corp., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	9/27/24	330,652	328,534	(d)(h)(i)
PPD Inc., Initial Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 2.250%)	2.750%	1/13/28	119,700	119,475	(d)(h)(i)
Total Life Sciences Tools & Services				448,009
Pharmaceuticals — 0.4%
Bausch Health Cos. Inc., First Incremental Term Loan (1 mo. USD LIBOR + 2.750%)	2.843%	11/27/25	281,250	279,062	(d)(h)(i)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.104%	6/2/25	207,421	206,514	(d)(h)(i)
Total Pharmaceuticals				485,576
Total Health Care				2,205,586
Industrials — 0.8%
Aerospace & Defense — 0.2%
Avolon TLB Borrower 1 US LLC, Term Loan B5 (the greater of 1 mo. USD LIBOR or 0.750% + 2.500%)	3.250%	12/1/27	208,950	208,819	(d)(h)(i)
Transdigm Inc., Refinancing Term Loan F (1 mo. USD LIBOR + 2.250%)	2.354%	12/9/25	89,320	87,931	(d)(h)(i)
Total Aerospace & Defense				296,750

See Notes to Financial Statements.

30	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — 0.2%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	90,000	$95,006	(d)(h)(i)
United Airlines Inc., Term Loan B (the greater of 3 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	80,000	80,972	(d)(h)(i)
Total Airlines				175,978
Commercial Services & Supplies — 0.2%
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.604%	10/1/26	47,500	47,381	(d)(h)(i)
Garda World Security Corp., Term Loan B2 (1 mo. USD LIBOR + 4.250%)	4.350%	10/30/26	20,612	20,689	(d)(h)(i)
GFL Environmental Inc., 2020 Term Loan (the greater of 1 mo. USD LIBOR or 0.500% + 3.000%)	3.500%	5/30/25	145,874	145,929	(d)(h)(i)
Mister Car Wash Holdings Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.096%	5/14/26	52,060	51,800	(d)(h)(i)
Total Commercial Services & Supplies				265,799
Electrical Equipment — 0.0%††
Brookfield WEC Holdings Inc., Refinance Term Loan 2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.750%)	3.250%	8/1/25	29,398	29,104	(d)(h)(i)
Road & Rail — 0.2%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.147%	12/30/26	248,296	246,589	(d)(h)(i)
Total Industrials				1,014,220
Information Technology — 0.3%
Software — 0.2%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.104%	10/16/26	227,869	228,012	(d)(h)(i)
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, Refinancing Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.250% + 1.750%)	2.000%	9/19/25	173,102	173,030	(d)(h)(i)
Total Information Technology				401,042
Materials — 0.3%
Construction Materials — 0.1%
Summit Materials LLC, New Term Loan B (1 mo. USD LIBOR + 2.000%)	2.093%	11/21/24	69,460	69,189	(d)(h)(i)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Rate	Maturity Date	Face Amount†	Value
Containers & Packaging — 0.2%
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.854%	2/4/27	96,105	$95,294	(d)(h)(i)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.854%	2/6/23	160,000	159,622	(d)(h)(i)
Total Containers & Packaging				254,916
Total Materials				324,105
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) — 0.0%††
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.841%	12/20/24	60,000	59,460	(d)(h)(i)
Real Estate Management & Development — 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (the greater of 1 mo. USD LIBOR or 0.750% + 2.250%)	3.000%	4/18/24	9,796	9,713	(d)(h)(i)
Total Real Estate				69,173
Total Senior Loans (Cost — $8,366,210)				8,406,141
U.S. Treasury Inflation Protected Securities — 0.9%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	470,000	865,077
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	100,000	183,639
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	50,000	71,923
Total U.S. Treasury Inflation Protected Securities (Cost — $1,090,154)				1,120,639

			Shares
Investments in Underlying Funds — 0.2%
Invesco Senior Loan ETF (Cost — $313,897)			14,600	323,390

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
90-Day Eurodollar Futures, Put @ $99.63	3/14/22	254	635,000	14,287
U.S. Treasury 5-Year Notes Futures, Call @ $123.50	7/2/21	43	43,000	5,039
U.S. Treasury 5-Year Notes Futures, Call @ $123.75	7/2/21	86	86,000	3,359
U.S. Treasury 5-Year Notes Futures, Put @ $122.75	7/2/21	86	86,000	672
U.S. Treasury 5-Year Notes Futures, Put @ $123.00	7/2/21	43	43,000	1,344

See Notes to Financial Statements.

32	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 5-Year Notes Futures, Put @ $123.00		7/23/21	65	65,000	$8,125
U.S. Treasury 10-Year Notes Futures, Call @ $133.00		7/2/21	81	81,000	6,328
U.S. Treasury 10-Year Notes Futures, Call @ $133.00		7/23/21	58	58,000	18,125
U.S. Treasury 10-Year Notes Futures, Put @ $131.75		7/2/21	81	81,000	2,531
U.S. Treasury 10-Year Notes Futures, Put @ $131.00		7/23/21	58	58,000	6,344
U.S. Treasury Long-Term Bonds Futures, Call @ $162.00		7/2/21	39	39,000	6,703
U.S. Treasury Long-Term Bonds Futures, Call @ $163.00		7/23/21	62	62,000	32,938
U.S. Treasury Long-Term Bonds Futures, Put @ $158.00		7/2/21	39	39,000	1,219
U.S. Treasury Long-Term Bonds Futures, Put @ $157.00		7/23/21	62	62,000	13,563
Total Exchange-Traded Purchased Options (Cost — $206,253)					120,577

	Counterparty
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.36 Index, Put @ 109.00bps	BNP Paribas SA	8/18/21	1,236,000	1,236,000	6,288
Interest rate swaption, Put @ 200.00bps	Goldman Sachs Group Inc.	9/1/21	6,950,000	6,950,000	5,938
Interest rate swaption, Put @ 255.00bps	Goldman Sachs Group Inc.	9/1/21	700,000	700,000	373
U.S. Dollar/Euro, Put @ $1.19	BNP Paribas SA	7/6/21	1,170,096	1,170,096	2,415
U.S. Dollar/Euro, Put @ $1.21	Goldman Sachs Group Inc.	7/20/21	590,000	590,000	331
U.S. Dollar/Euro, Put @ $1.23	BNP Paribas SA	8/11/21	1,270,000	1,270,000	273

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
U.S. Dollar/Euro, Put @ $1.22	Goldman Sachs Group Inc.	8/19/21	1,590,000	1,590,000	$1,055
U.S. Dollar/Indian Rupee, Put @ 75.00 INR	Goldman Sachs Group Inc.	7/15/21	400,000	400,000	3,533
U.S. Dollar/Japanese Yen, Call @ 115.20 JPY	Morgan Stanley & Co. Inc.	11/10/21	955,000	955,000	2,774
U.S. Dollar/Japanese Yen, Put @ 107.45 JPY	Citibank N.A.	7/8/21	1,220,000	1,220,000	7
U.S. Dollar/Norwegian Krone, Put @ 8.13 NOK	Goldman Sachs Group Inc.	8/5/21	440,000	440,000	180
U.S. Dollar/Norwegian Krone, Put @ 8.14 NOK	Citibank N.A.	8/9/21	420,000	420,000	237
U.S. Dollar/Norwegian Krone, Put @ 8.21 NOK	Citibank N.A.	8/13/21	420,000	420,000	464
Total OTC Purchased Options (Cost — $158,813)					23,868
Total Purchased Options (Cost — $365,066)					144,445
Total Investments before Short-Term Investments (Cost — $123,185,732)					124,077,018

		Rate		Shares
Short-Term Investments — 2.3%
BNY Mellon Cash Reserve Fund (Cost — $2,864,059)		0.010%		2,864,059	2,864,059
Total Investments†† — 100.4% (Cost — $126,049,791)					126,941,077
Liabilities in Excess of Other Assets — (0.4)%					(537,013)
Total Net Assets — 100.0%					$126,404,064

See Notes to Financial Statements.

34	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2021, the Fund held TBA securities with a total cost of $3,203,301.

(g)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued using significant unobservable inputs (Note 1).

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

ETF	— Exchange-Traded Fund

EUR	— Euro

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

INR	— Indian Rupee

IO	— Interest Only

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

NOK	— Norwegian Krone

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

ZAR	— South African Rand

Schedule of Written Options

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
90-Day Eurodollar Futures, Put	3/14/22	$99.38	214	535,000	$(5,350)
U.S. Treasury 5-Year Notes Futures, Call	7/2/21	123.25	43	43,000	(11,422)
U.S. Treasury 5-Year Notes Futures, Put	7/2/21	123.25	43	43,000	(3,695)
U.S. Treasury 5-Year Notes Futures, Put	8/27/21	121.75	130	130,000	(9,141)
U.S. Treasury 10-Year Notes Futures, Call	7/2/21	132.25	27	27,000	(10,969)
U.S. Treasury 10-Year Notes Futures, Call	7/23/21	134.50	28	28,000	(1,312)
U.S. Treasury 10-Year Notes Futures, Call	8/27/21	133.00	29	29,000	(19,031)
U.S. Treasury 10-Year Notes Futures, Call	8/27/21	135.50	83	83,000	(9,078)
U.S. Treasury 10-Year Notes Futures, Put	7/2/21	132.25	27	27,000	(4,219)
U.S. Treasury 10-Year Notes Futures, Put	7/23/21	127.50	24	24,000	0	(a)
U.S. Treasury 10-Year Notes Futures, Put	7/23/21	129.00	31	31,000	(484)
U.S. Treasury 10-Year Notes Futures, Put	8/27/21	131.00	29	29,000	(10,422)
U.S. Treasury Long-Term Bonds Futures, Call	7/2/21	160.00	13	13,000	(13,203)
U.S. Treasury Long-Term Bonds Futures, Call	8/27/21	163.00	31	31,000	(38,750)

See Notes to Financial Statements.

36	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Schedule of Written Options (cont’d)

Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury Long-Term Bonds Futures, Put	7/2/21	$160.00	13	13,000	$(3,453)
U.S. Treasury Long-Term Bonds Futures, Put	8/27/21	157.00	31	31,000	(24,219)
Total Exchange-Traded Written Options (Premiums received — $222,000)					$(164,748)

OTC Written Options
	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.HY.36 Index, Put	BNP Paribas SA	8/18/21	106.50	bps	2,472,000	2,472,000	‡	$(4,759)
Interest rate swaption, Put	Goldman Sachs Group Inc.	9/1/21	250.00	bps	10,420,000	10,420,000		(996)
U.S. Dollar/Indian Rupee, Put	Goldman Sachs Group Inc.	7/15/21	73.65	INR	400,000	400,000		(262)
Total OTC Written Options (Premiums received — $49,360)								$(6,017)
Total Written Options (Premiums received — $271,360)								$(170,765)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

‡

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

INR	— Indian Rupee

At June 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)

Contracts to Buy:
90-Day Eurodollar	64	12/23	$15,832,534	$15,820,000	$(12,534)
Australian 10-Year Bonds	14	9/21	1,480,326	1,483,967	3,641
Euro-OAT	5	9/21	932,075	943,028	10,953
U.S. Treasury 5-Year Notes	1,115	9/21	137,859,550	137,624,102	(235,448)
U.S. Treasury Long-Term Bonds	14	9/21	2,221,837	2,250,500	28,663
U.S. Treasury Ultra Long- Term Bonds	53	9/21	9,820,851	10,212,438	391,587
					186,862

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)

Contracts to Sell:
90-Day Eurodollar	147	12/21	$36,632,579	$36,674,663	$(42,084)
Euro-Bund	46	9/21	9,330,430	9,416,122	(85,692)
Japanese 10-Year Bonds	1	9/21	1,365,313	1,366,700	(1,387)
U.S. Treasury 2-Year Notes	19	9/21	4,191,858	4,186,086	5,772
U.S. Treasury 10-Year Notes	438	9/21	57,873,375	58,035,000	(161,625)
U.S. Treasury Ultra 10-Year Notes	23	9/21	3,311,061	3,385,672	(74,611)
United Kingdom Long Gilt Bonds	24	9/21	4,200,300	4,247,130	(46,830)
					(406,457)
Net unrealized depreciation on open futures contracts					$(219,595)

Abbreviation(s) used in this table:
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	133,182	IDR	1,934,067,694	Bank of America N.A.	7/19/21	$2
USD	23,852	EUR	20,000	BNP Paribas SA	7/19/21	125
USD	1,621,950	EUR	1,360,000	BNP Paribas SA	7/19/21	8,469
USD	1,799,500	EUR	1,506,669	BNP Paribas SA	7/19/21	12,014
AUD	50,126	USD	38,663	Citibank N.A.	7/19/21	(1,028)
AUD	2,036,612	USD	1,558,896	Citibank N.A.	7/19/21	(29,759)
BRL	220,000	USD	39,277	Citibank N.A.	7/19/21	4,479
CAD	20,000	USD	15,969	Citibank N.A.	7/19/21	182
CAD	125,723	USD	100,000	Citibank N.A.	7/19/21	1,528
CAD	160,931	USD	127,547	Citibank N.A.	7/19/21	2,413
CAD	1,497,345	USD	1,241,714	Citibank N.A.	7/19/21	(32,529)
CAD	1,900,331	USD	1,517,279	Citibank N.A.	7/19/21	17,338
CAD	4,600,000	USD	3,675,120	Citibank N.A.	7/19/21	39,622
EUR	230,000	USD	280,271	Citibank N.A.	7/19/21	(7,403)
EUR	512,192	USD	617,264	Citibank N.A.	7/19/21	(9,609)
INR	10,059,711	USD	135,257	Citibank N.A.	7/19/21	(194)
MXN	25,866,028	USD	1,268,309	Citibank N.A.	7/19/21	27,728
RUB	3,147,303	USD	40,423	Citibank N.A.	7/19/21	2,536

See Notes to Financial Statements.

38	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	70,810,000	USD	905,742	Citibank N.A.	7/19/21	$60,759
USD	308,934	CAD	379,850	Citibank N.A.	7/19/21	2,186
USD	309,286	CAD	379,850	Citibank N.A.	7/19/21	2,538
USD	3,336,100	CAD	4,040,000	Citibank N.A.	7/19/21	73,587
USD	85,492	EUR	70,000	Citibank N.A.	7/19/21	2,445
USD	1,712,837	EUR	1,440,000	Citibank N.A.	7/19/21	4,446
USD	1,096,365	MXN	21,759,302	Citibank N.A.	7/19/21	6,099
USD	69,176	RUB	5,000,000	Citibank N.A.	7/19/21	930
USD	153,411	RUB	11,547,880	Citibank N.A.	7/19/21	(4,208)
USD	305,995	RUB	23,097,880	Citibank N.A.	7/19/21	(9,273)
USD	609,216	RUB	45,510,000	Citibank N.A.	7/19/21	(11,959)
USD	1,014,086	RUB	74,307,877	Citibank N.A.	7/19/21	(158)
ZAR	1,298,100	USD	88,180	Citibank N.A.	7/19/21	2,510
RUB	23,810,000	USD	303,932	Goldman Sachs Group Inc.	7/19/21	21,056
RUB	35,760,526	USD	456,194	Goldman Sachs Group Inc.	7/19/21	31,910
USD	473,414	BRL	2,430,225	Goldman Sachs Group Inc.	7/19/21	(9,942)
USD	450,905	CAD	547,732	Goldman Sachs Group Inc.	7/19/21	8,582
USD	259,080	GBP	188,546	Goldman Sachs Group Inc.	7/19/21	(1,402)
USD	405,468	MXN	8,184,000	Goldman Sachs Group Inc.	7/19/21	(4,598)
USD	107,977	RUB	7,800,000	Goldman Sachs Group Inc.	7/19/21	1,513
USD	153,438	RUB	11,550,000	Goldman Sachs Group Inc.	7/19/21	(4,211)
IDR	7,619,959,329	USD	519,035	JPMorgan Chase & Co.	7/19/21	5,675
USD	111,097	IDR	1,612,016,058	JPMorgan Chase & Co.	7/19/21	93
USD	546,458	IDR	7,825,278,342	JPMorgan Chase & Co.	7/19/21	7,609
USD	155,852	RUB	11,597,040	JPMorgan Chase & Co.	7/19/21	(2,438)
BRL	124,026	USD	21,750	Morgan Stanley & Co. Inc.	7/19/21	2,918
BRL	170,000	USD	29,812	Morgan Stanley & Co. Inc.	7/19/21	4,000
BRL	330,000	USD	57,870	Morgan Stanley & Co. Inc.	7/19/21	7,765
COP	508,148,260	USD	139,051	Morgan Stanley & Co. Inc.	7/19/21	(3,093)
JPY	5,354,025	USD	49,557	Morgan Stanley & Co. Inc.	7/19/21	(1,311)
JPY	225,389,033	USD	2,051,005	Morgan Stanley & Co. Inc.	7/19/21	(19,961)
USD	708,802	MXN	14,209,006	Morgan Stanley & Co. Inc.	7/19/21	(3,151)
Total						$206,830

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

COP	— Colombian Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2021, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	1,277,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$626	$(257)
JPMorgan Chase & Co.	300,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	142
Total							$626	$(115)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$4,161,000	6/15/22	3-Month LIBOR quarterly	0.190% semi-annually	$(19)	$840
6,330,000	7/1/22	3.460%**	CPURNSA**	1,482	(1,757)
11,054,000	6/4/24	3-Month LIBOR quarterly	0.820% semi-annually	—	(20,761)
7,590,000	12/18/25	3-Month LIBOR quarterly	1.100% semi-annually	—	(35,329)
6,330,000	7/1/26	CPURNSA**	2.620%**	3,466	(6,974)
3,138,000	5/15/27	0.450% semi-annually	3-Month LIBOR quarterly	(5,080)	119,856
886,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(2,975)	35,769

See Notes to Financial Statements.

40	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$4,609,000	2/15/28	1.250% semi-annually	3-Month LIBOR quarterly	$4,527	$(27,242)
	10,348,000	2/15/28	1.350% semi-annually	3-Month LIBOR quarterly	(9,613)	(108,336)
	570,000	7/20/45	0.560% annually	Daily SOFR annually	—	110,123
	3,915,000	11/15/45	0.800% semi-annually	3-Month LIBOR quarterly	16,444	769,394
	721,000	2/15/47	1.200% semi-annually	3-Month LIBOR quarterly	3,873	85,436
	342,000	2/15/47	1.600% semi-annually	3-Month LIBOR quarterly	1,977	10,927
	223,000	2/15/47	2.000% semi-annually	3-Month LIBOR quarterly	3,349	(14,156)
	99,000	2/15/47	1.729% annually	Daily SOFR annually	—	(4,950)
	56,000	6/3/51	2.000% semi-annually	3-Month LIBOR quarterly	576	(3,561)
	172,000	6/7/51	2.050% semi-annually	3-Month LIBOR quarterly	(22)	(11,240)
Total $	60,544,000				$17,985	$898,039

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2021[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas SA (Volkswagen International Finance NV, 0.875%, due 1/16/23)	530,000	EUR	12/20/24	0.423%	1.000% quarterly	$12,797	$6,734	$6,063

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Western Asset Total Return ETF

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[4]
Swap Counterparty (Reference Entity)	Notional Amount[2]		Termination Date	Implied Credit Spread at June 30, 2021[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Daimler AG, 1.400%, due 1/12/24)	530,000	EUR	12/20/24	0.321%	1.000% quarterly	$(15,094)	$(8,961)	$(6,133)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.36 Index	$6,276,000	6/20/26	1.000% quarterly	$159,379	$139,440	$19,939
Markit CDX.NA.IG.36 Index	3,950,000	6/20/31	1.000% quarterly	41,594	7,146	34,448
Total	$10,226,000			$200,973	$146,586	$54,387

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[5]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.36 Index	$906,000	6/20/26	5.000% quarterly	$(92,446)	$(73,206)	$(19,240)

See Notes to Financial Statements.

42	Western Asset Total Return ETF 2021 Semi-Annual Report

Western Asset Total Return ETF

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[5]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

CPURNSA	— U.S. CPI Urban Consumers NSA Index

EUR	— Euro

LIBOR	— London Interbank Offered Rate

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	43

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments, at value (Cost — $126,049,791)	$126,941,077
Foreign currency, at value (Cost — $590,556)	630,669
Receivable for securities sold	3,246,089
Interest receivable	755,290
Deposits with brokers for centrally cleared swap contracts	730,790
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $516,456)	552,478
Unrealized appreciation on forward foreign currency contracts	363,057
Deposits with brokers for open futures contracts and exchange-traded options	290,663
Receivable from broker — net variation margin on open futures contracts	24,956
OTC swaps, at value (premiums paid — $7,360)	13,308
Prepaid expenses	4,131
Total Assets	133,552,508

Liabilities:
Payable for securities purchased	6,669,156
Written options, at value (premiums received — $271,360)	170,765
Unrealized depreciation on forward foreign currency contracts	156,227
Payable to broker — net variation margin on centrally cleared swap contracts	63,885
Investment management fee payable	50,588
Due to custodian	22,729
OTC swaps, at value (net premiums received — $8,961)	15,094
Total Liabilities	7,148,444
Total Net Assets	$126,404,064

Net Assets:
Par value (Note 5)	$47
Paid-in capital in excess of par value	125,616,896
Total distributable earnings (loss)	787,121
Total Net Assets	$126,404,064

Shares Outstanding	4,650,000

Net Asset Value	$27.18

See Notes to Financial Statements.

44	Western Asset Total Return ETF 2021 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Dividends	$6,911
Interest	1,729,932
Less: Foreign taxes withheld	(1,785)
Total Investment Income	1,735,058

Expenses:
Investment management fee (Note 2)	312,492
Interest expense	9
Total Expenses	312,501
Less: Fee waivers and/or expense reimbursements (Note 2)	(25,510)
Net Expenses	286,991
Net Investment Income	1,448,067

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(2,600,567)
Futures contracts	(1,350,789)
Written options	2,114,804
Swap contracts	535,794
Forward foreign currency contracts	550,283
Foreign currency transactions	102,254
Net Realized Loss	(648,221)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(2,793,789)
Futures contracts	(70,008)
Written options	68,613
Swap contracts	(113,087)
Forward foreign currency contracts	(205,313)
Foreign currencies	(112,044)
Change in Net Unrealized Appreciation (Depreciation)	(3,225,628)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(3,873,849)
Decrease in Net Assets From Operations	$(2,425,782)

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	45

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$1,448,067	$2,904,364
Net realized gain (loss)	(648,221)	5,160,236
Change in net unrealized appreciation (depreciation)	(3,225,628)	3,446,064
Increase (Decrease) in Net Assets From Operations	(2,425,782)	11,510,664

Distributions to Shareholders From (Note 1):
Total distributable earnings	(2,710,723)	(6,693,676)
Decrease in Net Assets From Distributions to Shareholders	(2,710,723)	(6,693,676)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (400,000 and 3,250,000 shares issued, respectively)	10,962,180	90,710,103
Cost of shares repurchased (750,000 and 2,250,000 shares repurchased, respectively)	(20,363,812)	(62,110,011)
Increase (Decrease) in Net Assets From Fund Share Transactions	(9,401,632)	28,600,092
Increase (Decrease) in Net Assets	(14,538,137)	33,417,080

Net Assets:
Beginning of period	140,942,201	107,525,121
End of period	$126,404,064	$140,942,201

See Notes to Financial Statements.

46	Western Asset Total Return ETF 2021 Semi-Annual Report

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2021[1,2]	2020[2]	2019[2]	2018[2,3]

Net asset value, beginning of period	$28.19	$26.88	$25.16	$25.00

Income (loss) from operations:
Net investment income	0.31	0.61	0.82	0.20
Net realized and unrealized gain (loss)	(0.74)	2.07	2.45	0.10
Total income (loss) from operations	(0.43)	2.68	3.27	0.30

Less distributions from:
Net investment income	(0.31)	(0.84)	(0.90)	(0.14)
Net realized gains	(0.27)	(0.53)	(0.65)	—
Total distributions	(0.58)	(1.37)	(1.55)	(0.14)

Net asset value, end of period	$27.18	$28.19	$26.88	$25.16
Total return, based on NAV[4]	(1.50)%	10.12%	13.19%	1.19%

Net assets, end of period (000s)	$126,404	$140,942	$107,525	$25,162

Ratios to average net assets:
Gross expenses[5]	0.49%[6]	0.49%	0.49%	0.49%[6]
Net expenses[5,7]	0.45 [6]	0.45	0.45	0.45 [6]
Net investment income	2.27 [6]	2.19	3.09	3.33 [6]

Portfolio turnover rate[8]	37%	115%	80%	18%

[1]	For the six months ended June 30, 2021 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the period October 3, 2018 (inception date) to December 31, 2018.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement, to the average net assets did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to May 1, 2022 without the Board of Trustees’ consent.

[6]	Annualized.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar rolls transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 66% for the six months ended June 30, 2021, 193%, 285% and 97% for the years ended December 31, 2020, 2019 and the period ended December 31, 2018, respectively.

See Notes to Financial Statements.

Western Asset Total Return ETF 2021 Semi-Annual Report	47

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Total Return ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit

48	Western Asset Total Return ETF 2021 Semi-Annual Report

risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset Total Return ETF 2021 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

50	Western Asset Total Return ETF 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$42,289,545	—	$42,289,545
Sovereign Bonds	—	19,061,750	—	19,061,750
Mortgage-Backed Securities	—	18,927,582	—	18,927,582
Collateralized Mortgage Obligations	—	14,282,084	—	14,282,084
U.S. Government & Agency Obligations	—	10,679,097	—	10,679,097
Asset-Backed Securities	—	8,842,345	—	8,842,345
Senior Loans:
Consumer Discretionary	—	1,555,059	$172,531	1,727,590
Financials	—	1,363,166	205,802	1,568,968
Other Senior Loans	—	5,109,583	—	5,109,583
U.S. Treasury Inflation Protected Securities	—	1,120,639	—	1,120,639
Investments in Underlying Funds	$323,390	—	—	323,390
Purchased Options:
Exchange-Traded Purchased Options	120,577	—	—	120,577
OTC Purchased Options	—	23,868	—	23,868
Total Long-Term Investments	443,967	123,254,718	378,333	124,077,018
Short-Term Investments†	—	2,864,059	—	2,864,059
Total Investments	$443,967	$126,118,777	$378,333	$126,941,077

Western Asset Total Return ETF 2021 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$440,616	—	—	$440,616
Forward Foreign Currency Contracts††	—	$363,057	—	363,057
OTC Interest Rate Swaps‡	—	511	—	511
Centrally Cleared Interest Rate Swaps††	—	1,132,345	—	1,132,345
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	12,797	—	12,797
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	54,387	—	54,387
Total Other Financial Instruments	$440,616	$1,563,097	—	$2,003,713
Total	$884,583	$127,681,874	$378,333	$128,944,790

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$164,748	—	—	$164,748
OTC Written Options	—	$6,017	—	6,017
Futures Contracts††	660,211	—	—	660,211
Forward Foreign Currency Contracts††	—	156,227	—	156,227
OTC Interest Rate Swaps‡	—	—	—	—
Centrally Cleared Interest Rate Swaps††	—	234,306	—	234,306
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	15,094	—	15,094
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	19,240	—	19,240
Total	$824,959	$430,884	—	$1,255,843

52	Western Asset Total Return ETF 2021 Semi-Annual Report

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the

Western Asset Total Return ETF 2021 Semi-Annual Report	53

Notes to financial statements (unaudited) (cont’d)

exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes or in an attempt to increase the Fund’s return. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency

54	Western Asset Total Return ETF 2021 Semi-Annual Report

contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2021, the total notional value of all credit default swaps to sell protection was EUR 530,000 and $10,226,000. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced entity.

Western Asset Total Return ETF 2021 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

For average notional amounts of swaps held during the six months ended June 30, 2021, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

56	Western Asset Total Return ETF 2021 Semi-Annual Report

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(h) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

Western Asset Total Return ETF 2021 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2021, the Fund had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

58	Western Asset Total Return ETF 2021 Semi-Annual Report

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Western Asset Total Return ETF 2021 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price

60	Western Asset Total Return ETF 2021 Semi-Annual Report

volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

Western Asset Total Return ETF 2021 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2021, the Fund held OTC written options, OTC swap contracts and forward foreign currency contracts with credit related contingent features which had a net liability-position of $177,338. If a contingent feature would have been triggered, the Fund would-have been required to pay this amount to its derivatives counterparties.

At June 30, 2021, the Fund held non-cash collateral from BNP Paribas SA and Goldman Sachs Group Inc. in the amounts of $10,000 and $67,000, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend

62	Western Asset Total Return ETF 2021 Semi-Annual Report

date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(u) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), is the Fund’s subadviser and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”), Western Asset Management Company Ltd in Japan (“Western Japan”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s sub-subadvisers. LMPFA, Western Asset, Western Singapore, Western Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Western Asset Total Return ETF 2021 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.49% of the Fund’s average daily net assets.

LMPFA has agreed to waive fees and/or reimburse investment manager fees, so that the ratio of total annual fund operating expenses will not exceed 0.45% of the Fund’s average daily net assets (subject to the same exclusions as the investment management agreement). This arrangement cannot be terminated prior to May 1, 2022 without the Board of Trustees consent.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $25,510.

As compensation for its subadvisory services, LMPFA pays Western Asset monthly 70% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

Legg Mason Investor Services, LLC (“LMIS”) serves as the distributor of Creation Units for the Fund on an agency basis. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors LLC.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

64	Western Asset Total Return ETF 2021 Semi-Annual Report

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$28,631,927	$57,164,709
Sales	27,987,451	71,789,276

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$126,049,791	$3,380,674	$(2,489,388)	$891,286
Written options	(271,360)	106,398	(5,803)	100,595
Futures contracts	—	440,616	(660,211)	(219,595)
Forward foreign currency contracts	—	363,057	(156,227)	206,830
Swap contracts	89,764	1,192,937	(259,936)	933,001

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2021.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$126,888	$11,269	$6,288	$144,445
Futures contracts[3]	440,616	—	—	440,616
Forward foreign currency contracts	—	363,057	—	363,057
OTC swap contracts[4]	511	—	12,797	13,308
Centrally cleared swap contracts[5]	1,132,345	—	54,387	1,186,732
Total	$1,700,360	$374,326	$73,472	$2,148,158

Western Asset Total Return ETF 2021 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$165,744	$262	$4,759	$170,765
Futures contracts[3]	660,211	—	—	660,211
Forward foreign currency contracts	—	156,227	—	156,227
OTC swap contracts[4]	—	—	15,094	15,094
Centrally cleared swap contracts[5]	234,306	—	19,240	253,546
Total	$1,060,261	$156,489	$39,093	$1,255,843

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(1,432,701)	$(191,726)	$(76,256)	$(1,700,683)
Futures contracts	(1,350,789)	—	—	(1,350,789)
Written options	1,875,639	129,536	109,629	2,114,804
Swap contracts	298,754	—	237,040	535,794
Forward foreign currency contracts	—	550,283	—	550,283
Total	$(609,097)	$488,093	$270,413	$149,409

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

66	Western Asset Total Return ETF 2021 Semi-Annual Report

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(138,670)	$(64,520)	$(6,820)	$(210,010)
Futures contracts	(70,008)	—	—	(70,008)
Written options	(27,947)	15,027	81,533	68,613
Swap contracts	147,557	—	(260,644)	(113,087)
Forward foreign currency contracts	—	(205,313)	—	(205,313)
Total	$(89,068)	$(254,806)	$(185,931)	$(529,805)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$299,348
Written options	379,332
Futures contracts (to buy)	159,106,907
Futures contracts (to sell)	140,229,047
Forward foreign currency contracts (to buy)	11,988,632,978
Forward foreign currency contracts (to sell)	2,180,996,162

Average Notional Balance
Interest rate swap contracts	$50,119,052
Credit default swap contracts (buy protection)	1,522,109
Credit default swap contracts (sell protection)	13,900,394

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2021.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2]	Net Amount[3,4]
Bank of America N.A.	$2	—	$2	—	$2
BNP Paribas SA	42,381	$(19,853)	22,528	$(10,000)	12,528
Citibank N.A.	252,403	(106,120)	146,283	—	146,283
Goldman Sachs Group Inc.	74,471	(21,411)	53,060	(67,000)	(13,940)
JPMorgan Chase & Co.	13,519	(2,438)	11,081	—	11,081
Morgan Stanley & Co. Inc.	17,457	(27,516)	(10,059)	—	(10,059)
Total	$400,233	$(177,338)	$222,895	$(77,000)	$145,895

Western Asset Total Return ETF 2021 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Fund share transactions

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on a cash basis. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

7. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

68	Western Asset Total Return ETF 2021 Semi-Annual Report

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of (i) the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023 and (ii) all other LIBOR settings, including the one-week and two-month USD LIBOR settings, immediately following the LIBOR publication on Friday, December 31, 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

Western Asset Total Return ETF 2021 Semi-Annual Report	69

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust.

Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustees	For	Withheld
Rohit Bhagat	941,735,402	14,088,498
Deborah D. McWhinney	943,565,325	12,258,574
Anantha K. Pradeep	942,060,249	13,763,651
Jennifer M. Johnson	943,888,843	11,935,057

The above Trustees have also been elected to serve as board members of other funds within the Franklin Templeton fund complex.

70	Western Asset Total Return ETF

Western

Asset Total Return ETF

Trustees*

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Jennifer M. Johnson**

Chair

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Custodian

The Bank of New York Mellon

Transfer agent

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the funds of Legg Mason ETF Investment Trust, effective July 1, 2021.

**	Effective July 1, 2021, Ms. Johnson became Chair.

Western Asset Total Return ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Western Asset Total Return ETF

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at

1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Total Return ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETFF531459 8/21 SR21-4220

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 23, 2021